Expenses and Other Non-Operating (Income) Expense, Net	12 Months Ended
Dec. 31, 2023
Expenses And Other Non Operating Income Expense Net [Abstract]
Expenses and other Non-operating (income) expense, net
13.
Expenses and other Non-operating (income) expense, net

Sales and marketing expenses

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Advertisement and publicity expenses	$144,584	635,166
Employee salaries and benefits	1,371,468	1,788,941
Consultancy charges	1,602,332	1,538,729
Share-based payments to employees	2,649,012	375,721
Share-based payments to related parties	963,858	—
Total	6,731,254	4,338,557

General and administrative expenses

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
IT expenses	$1,135,355	1,066,708
Legal and professional expenses	2,274,891	5,569,989
Business development expenses	777,161	7,136,168
Employee salaries and benefits	4,340,558	3,506,501
Consultancy charges	3,472,170	8,223,297
Share-based payments to employees	2,543,621	1,739,294
Share-based payments to related parties	2,083,647	39,501,701
Share-based payments for consultancy	485,080	18,417,816
Other	874,045	1,479,026
Total	17,986,528	86,640,500

Other non-operating (income) expense, net

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Foreign exchange loss	$375,298	194,524
R&D credits	(497,978)	(467,563)
Other, net	(2,686)	16,380
Total	125,366	(256,659)